Other Income and Expenses - Summary of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expense [Abstract]
Gain on disposal of property and equipment	₩ 2	₩ 2
Miscellaneous gain	163	42
Total	₩ 165	₩ 44